LEASES - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 119,400	$ 147,311
Additions	41,926	10,324
Additions from business combinations (note 26.2)	4,301	3,740
Disposals	(3,959)	(2,543)
Depreciation (note 6)	(37,837)	(39,982)	$ (35,244)
Foreign currency translation	(947)	550
Ending balance	122,884	119,400	147,311
Office spaces
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	91,412	108,610
Additions	39,245	6,735
Additions from business combinations (note 26.2)	4,301	3,740
Disposals	(3,959)	(2,543)
Depreciation (note 6)	(26,517)	(25,680)
Foreign currency translation	(947)	550
Ending balance	103,535	91,412	108,610
Office equipments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	16,184	19,243
Additions	0	206
Additions from business combinations (note 26.2)	0	0
Disposals	0	0
Depreciation (note 6)	(5,088)	(3,265)
Foreign currency translation	0	0
Ending balance	11,096	16,184	19,243
Computers
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	11,804	19,458
Additions	2,681	3,383
Additions from business combinations (note 26.2)	0	0
Disposals	0	0
Depreciation (note 6)	(6,232)	(11,037)
Foreign currency translation	0	0
Ending balance	$ 8,253	$ 11,804	$ 19,458